Notes Payable - Related Parties - Schedule of Notes Payable Due to Related Parties (Details) (10-K) (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes payable due to related parties	$ 157,322	$ 38,307	$ 92,805
Jackie Chretien Note [Member]
Notes payable due to related parties		80,000	80,000
A. Michael Chretien Note [Member]
Notes payable due to related parties		55,167	55,167
Shealy Note [Member]
Notes payable due to related parties	$ 250,000	$ 250,000	$ 250,000
Related Notes [Member]
Due date	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2018